Expense Example {- Franklin Mutual Beacon Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Beacon Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 653
3 years	872
5 years	1,108
10 years	1,785
Class C
Expense Example:
1 year	285
3 years	573
5 years	985
10 years	2,137
Class R
Expense Example:
1 year	135
3 years	419
5 years	724
10 years	1,591
Class R6
Expense Example:
1 year	77
3 years	246
5 years	431
10 years	964
Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014